PATENTS AND TRADEMARKS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks

	2019	2018
Patents and trademarks	$293,585	$280,490
Less: Accumulated amortization	(231,987)	(226,619)
	$61,598	$53,871